Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Corporate Bonds (0.2%)	Shares/ Par +	Value $ (000’s)

Industrial (0.2%)
Vessel Management Services, Inc.
3.432%, 8/15/36	333,000	303

Total		303

Total Corporate Bonds (Cost: $333)		303

Governments (123.9%)

Governments (123.9%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	107
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,874
0.000%, 4/15/28 IO	400,000	350
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO	500,000	400
US Treasury
1.125%, 5/15/40	1,650,000	1,090
1.125%, 8/15/40	44,690,000	29,270
1.375%, 11/15/40	9,800,000	6,650
1.375%, 8/15/50	1,080,000	595
1.500%, 11/30/28	700,000	644
1.625%, 11/15/50	400,000	235
1.875%, 2/15/41	1,900,000	1,393
2.000%, 2/15/50	12,920,000	8,419
2.250%, 8/15/49	300,000	208
2.375%, 5/15/51	2,300,000	1,623
2.375%, 3/31/29	900,000	855
2.500%, 2/15/45	1,440,000	1,101
2.500%, 2/15/46	850,000	643
2.875%, 5/15/49	1,750,000	1,381
3.000%, 11/15/44	1,620,000	1,352
3.000%, 5/15/45	1,410,000	1,172
3.000%, 11/15/45	370,000	307
3.000%, 2/15/48	330,000	268
3.000%, 8/15/48 b	700,000	568
3.000%, 2/15/49	10,470,000	8,476
3.000%, 8/15/52	4,500,000	3,616
3.125%, 8/15/44	1,620,000	1,382
3.125%, 5/15/48	2,430,000	2,018
3.250%, 6/30/29	700,000	690
3.375%, 8/15/42	6,500,000	5,866
3.625%, 3/31/30	200,000	200
3.625%, 2/15/53	2,900,000	2,637
3.625%, 5/15/53	1,400,000	1,274
3.750%, 5/31/30	200,000	201
3.750%, 6/30/30	400,000	403
3.875%, 2/15/43	900,000	868
3.875%, 5/15/43	3,100,000	2,985
3.875%, 9/30/29	1,900,000	1,924
4.000%, 2/28/30	200,000	204
4.000%, 11/15/42	2,800,000	2,755
4.000%, 11/15/52	15,830,000	15,403
4.125%, 8/31/30	200,000	205
4.375%, 11/30/30	600,000	624
4.375%, 5/15/41	16,080,000	16,778
4.375%, 8/15/43	6,800,000	6,992

Governments (123.9%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.500%, 2/15/44	1,600,000	1,670
4.625%, 9/30/30	300,000	316
4.625%, 5/15/44	500,000	530
4.750%, 11/15/43	3,390,000	3,657
4.875%, 10/31/30	200,000	213
US Treasury Inflation Index Bond
0.125%, 1/15/32	907,720	820
0.625%, 7/15/32	1,732,048	1,622
1.125%, 1/15/33	2,259,626	2,180
1.250%, 4/15/28	1,887,480	1,870
1.750%, 1/15/34	2,353,406	2,380
2.375%, 10/15/28	616,128	640
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	577
0.000%, 5/15/41 IO	40,000	19
0.000%, 8/15/41 IO	50,000	24
0.000%, 11/15/41 IO	80,000	38
0.000%, 5/15/42 IO	70,000	32
0.000%, 8/15/42 IO	220,000	100
0.000%, 11/15/42 IO	50,000	23

Total		154,717

Total Governments (Cost: $162,079)		154,717

Structured Products (21.5%)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
6.145%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	39,226	39
Hertz Vehicle Financing LLC, Series 2022-2A, Class A
2.330%, 6/26/28 144A	300,000	283
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
6.571%, (US 90 Day Average SOFR plus 1.212%), 4/25/38	11,600	11

Total		333

Mortgage Securities (21.2%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	581
Benchmark Mortgage Trust, Series 2024-V6, Class A3 5.925%, 3/15/29	200,000	210
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	292
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (CSTR, AFC), 4/10/33 144A	200,000	192
Extended Stay America Trust, Series 2021- ESH, Class A
6.291%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	356,414	356

Long-Term U.S. Government Bond Portfolio

Structured Products (21.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp. 4.500%, 5/1/54	1,723,917	1,695
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	85,493	89
Federal Home Loan Mortgage Corp., Series 3759, Class FB
5.957%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	15,703	16
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,117
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,023,786	1,991
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	891,528	816
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	521
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
6.523%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	3,469	3
Federal National Mortgage Association
3.600%, 2/1/40	523,217	500
5.000%, 6/1/35	17,024	17
5.000%, 2/1/36	26,717	27
5.500%, 5/1/49	21,976	23
6.500%, 5/1/54	1,136,824	1,172
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	29,067	29
Federal National Mortgage Association, Series 2012-101, Class FC 5.895%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	22,984	23
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	769
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.309%, (CSTR), 10/25/52 144A	550,255	479
Government National Mortgage Association TBA 4.000%, 11/15/54	800,000	774
Government National Mortgage Association, Series 2010-26, Class OW 0.010%, 2/20/40 PO	243,695	194
Government National Mortgage Association, Series 2010-75, Class OA 0.010%, 9/20/35 PO	153,334	126
GS Mortgage Securities Trust, Series 2015-590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	286
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	587

Structured Products (21.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
6.971%, (CSTR, AFC), 5/25/33	512	–	π
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
6.380%, (US SOFR 1 Month plus 1.284%), 12/15/38 144A	200,000	191
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	78,346	75
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
6.913%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	143,744	144
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
5.739%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	1,203	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A
3.100%, (AFC), 1/25/60 144A	200,000	182
Uniform Mortgage Backed Security TBA
3.000%, 10/15/54	1,400,000	1,256
5.000%, 11/14/54	2,000,000	1,999
5.500%, 11/15/54	2,700,000	2,731
6.000%, 11/15/54	3,100,000	3,168
6.500%, 11/15/54	2,800,000	2,885

Total		26,517

Total Structured Products (Cost: $27,610)		26,850

Short-Term Investments (45.2%)

Repurchase Agreements (45.2%)
Citigroup Global Markets, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $12,301,684, collateralized by US Treasury Note, 4.875%, due 11/30/25, par and fair value of $12,398,000 and $12,533,603, respectively) 4.930%, 10/2/24	12,300,000	12,300
Citigroup Global Markets, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $12,301,695, collateralized by US Treasury Note, 1.25%, due 12/31/26, par and fair value of $13,187,000 and $12,523,529, respectively) 4.960%, 10/2/24	12,300,000	12,300
Citigroup Global Markets, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $12,301,705, collateralized by US Treasury Note, 4.25%, due 3/15/27, par and fair value of $12,335,000 and $12,528,698, respectively) 4.990%, 10/2/24	12,300,000	12,300
Deutsche Bank Securities, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $12,301,705, collateralized by US Treasury Inflation Index Bond, 0.125%, due 10/15/24, par and fair value of $12,565,680 and $12,547,028, respectively) 4.990%, 10/2/24	12,300,000	12,300

Long-Term U.S. Government Bond Portfolio

Short-Term Investments (45.2%)	Shares/ Par +	Value $ (000’s)

Repurchase Agreements continued

Deutsche Bank Securities, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $7,301,004, collateralized by US Treasury Note, 2.5%, due 5/15/46, par and fair value of $9,776,000 and $7,377,061, respectively)

Short-Term Investments (45.2%)	Shares/ Par +	Value $ (000’s)

Repurchase Agreements continued
4.950%, 10/2/24	7,300,000	7,300

Total		56,500

Total Short-Term Investments (Cost: $56,500)		56,500

Total Investments (190.8%) (Cost: $246,522)@		238,370

Other Assets, Less Liabilities (-90.8%)		(113,461)

Net Assets (100.0%)		124,909

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

CME Three-Month SOFR Future	Short	USD	1,500	6	3/25	$1,439	$(3)	$1
CME Three-Month SOFR Future	Short	USD	1,500	6	6/25	1,447	(3)	2
CME Three-Month SOFR Future	Short	USD	1,500	6	9/25	1,452	(3)	2
CME Three-Month SOFR Future	Short	USD	1,500	6	12/24	1,429	(2)	–	π
Five-Year US Treasury Note Future	Short	USD	13,500	135	12/24	14,834	(20)	50
Ten-Year US Treasury Note Future	Long	USD	1,400	14	12/24	1,600	(8)	(6)
Two-Year US Treasury Note Future	Short	USD	1,600	8	12/24	1,666	(6)	3
Ultra Long Term US Treasury Bond Future	Long	USD	1,700	17	12/24	2,263	(4)	(13)
Ultra Ten-Year US Treasury Note Future	Short	USD	24,400	244	12/24	28,864	17	126
US Treasury Long Bond Future	Short	USD	7,400	74	12/24	9,190	101	51

							$69	$216

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR Compounded-OIS	1.750%	10/53	500	USD	$(7)	$151	$144	$1
1-Day USD-SOFR Compounded-OIS	1.250%	6/41	3,110	USD	92	879	971	5

					$85	$1,030	$1,115	$6

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR Compounded-OIS	1.600%	10/28	7,580	USD	$8	$(488)	$(480)	$(16)
1-Day USD-SOFR Compounded-OIS	1.000%	12/25	3,170	USD	19	(131)	(112)	(3)

					$27	$(619)	$(592)	$(19)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten-Year US Treasury Note Future	USD	10	$117.000	10/24	10	$(1)
Put - Ten-Year US Treasury Note Future	USD	10	112.000	10/24	10	(1)

(Premiums Received $11)						$(2)

Long-Term U.S. Government Bond Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$6	$235	$241	$(19)	$(19)	$(38)	$(2)

+	All par is stated in U.S. Dollar unless otherwise noted.
b	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $3,106 representing 2.5% of the net assets.

π	Amount is less than one thousand.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $246,623 and the net unrealized depreciation of investments based on that cost was $7,663 which is comprised of $1,942 aggregate gross unrealized appreciation and $9,605 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$303	$—
Governments	—	154,717	—
Structured Products	—	26,850	—
Short-Term Investments	—	56,500	—
Other Financial Instruments^
Futures	118	—	—
Interest Rate Swaps	—	1,115	—

Total Assets:	$118	$239,485	$—

Liabilities:
Other Financial Instruments^
Futures	(49)	—	—
Written Options	(2)	—	—
Interest Rate Swaps	—	(592)	—

Total Liabilities:	$(51)	$(592)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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